Other intangibles, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangibles, net	Other intangibles, net
Other intangibles consisted of the following as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Customer relationships, net	$134,883	$156,059
Other intangible assets	4,783	7,108
	$139,666	$163,167
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2024 and 2023:

	As of December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059
During the years ended December 31, 2024, 2023 and 2022, we recorded annual amortization expense for customer relationships of $21 million. The weighted average amortization period remaining for customer relationships is 6.4 years.
As of December 31, 2024, the estimated future amortization expense for customer relationships for the next five years is $21 million per year and $29 million in aggregate for the years thereafter.